Shareholders equity (Details Narrative) $ in Thousands				3 Months Ended
	Jan. 17, 2023 shares	Jul. 15, 2022	Jan. 17, 2022 shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options, granted				14,000	2,000
Compensation expenses | $				$ 17	$ 27
2018 long term incentive plan [member]
IfrsStatementLineItems [Line Items]
Number of options, granted	14,000		2,000
Shareholders And Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Reverse stock split		1-for-25
Deferred Stock Units [Member]
IfrsStatementLineItems [Line Items]
Reverse stock split		1-for-25